INVESTMENTS - Cost method investments (Details) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2016 USD ($)	Feb. 29, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other- cost method investments
Others- cost method investments			¥ 891,333,247	¥ 988,268,166
Gain on disposal of cost method investment			¥ 149,066,258
Keystone
Other- cost method investments
Others- cost method investments		¥ 167,000,000
Cost method investment percentage	4.00%	4.00%
Proceeds from disposal of cost method investments	$ 48	¥ 316,000,000
Keystone | Other income/ (expense)
Other- cost method investments
Gain on disposal of cost method investment		¥ 149,000,000